Income Taxes (Unrecognized Tax Benefits) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 128	$ 167	$ 175
Increases-prior period positions	8	48	18
Decreases-prior period positions	(8)	(59)	(19)
Increases-current period positions	2	2	1
Settlements with tax authorities	(3)	(26)
Expiration of statutes of limitations	(10)	(4)	(8)
Ending balance	$ 117	$ 128	$ 167